S000088407 [Member] Annual Fund Operating Expenses - iShares LifePath Target Date 2070 ETF - iShares LifePath Target Date 2070 ETF	Jul. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.12%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.